GOODWILL AND INTANGIBLES - Rollforward Schedule (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		$ 391.8
Ending Balance		$ 387.1	$ 391.8
Canadian Malartic
Reconciliation of changes in intangible assets and goodwill [abstract]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		$ 489.2	$ 489.0
Additions, intangible assets and goodwill		0.1	0.2
Ending Balance		489.3	489.2	$ 489.0
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(97.4)	(92.6)
Amortisation, intangible assets other than goodwill		(4.8)	(4.8)
Ending Balance		(102.2)	(97.4)	(92.6)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		358.7
Ending Balance		358.7	358.7
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		403.7	403.7
Additions, intangible assets and goodwill		0.0	0.0
Ending Balance		403.7	403.7	403.7
Decrease through classified as held for sale, intangible assets and goodwill				24.0
Goodwill | Cost | Osisko Mining Corporation
Reconciliation of changes in intangible assets and goodwill [abstract]
Ending Balance	$ 427.7
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(45.0)	(45.0)
Amortisation, intangible assets other than goodwill		0.0	0.0
Ending Balance		(45.0)	(45.0)	(45.0)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		33.1
Ending Balance		28.4	33.1
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		85.5	85.3
Additions, intangible assets and goodwill		0.1	0.2
Ending Balance		85.6	85.5	85.3
Other intangible assets | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance		(52.4)	(47.6)
Amortisation, intangible assets other than goodwill		(4.8)	(4.8)
Ending Balance		$ (57.2)	$ (52.4)	$ (47.6)